SUPPLEMENT DATED APRIL 29, 2024
                    TO THE VARIABLE ANNUITY PROSPECTUSES
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                 Vista Capital Advantage Variable Annuity

                       VARIABLE ANNUITY ACCOUNT FIVE
                     Seasons Advantage Variable Annuity
                      Seasons Advisor Variable Annuity
                     Seasons Advisor II Variable Annuity
                    Seasons Advisor III Variable Annuity
                       Seasons Elite Variable Annuity
                Seasons Preferred Solution Variable Annuity
                      Seasons Select Variable Annuity
                    Seasons Select II Variable Annuity
                    Seasons Triple Elite Variable Annuity

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
                Vista Capital Advantage Variable Annuity

                    FS VARIABLE ANNUITY ACCOUNT FIVE
                     Seasons Elite Variable Annuity
                    Seasons Select II Variable Annuity
                   Seasons Triple Elite Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on April 29, 2024, the SA DFA Ultra Short Bond Portfolio was renamed the SA JPMorgan Ultra-Short Bond Portfolio (the "Fund") and the subadvisor was changed from Dimensional Fund Advisors LP to J.P. Morgan Investment Management Inc. Accordingly, all references to "SA DFA Ultra Short Bond Portfolio" in the prospectuses are replaced with "SA JPMorgan Ultra-Short Bond Portfolio."


Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.